ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 24,814	$ 35,142
Accrued liabilities	16,945	17,488
Employee benefit liability	4,398	4,783
Restricted share unit liability	1,502	2,730
Accrued interest on loan facility	1,051
Deferred share unit liability	997
Gross finance lease obligations	748
Accrued interest	660	660
Royalty payable	629	146
Accounts payable and accrued liabilities	51,744	60,949
Non-current portion of restricted share unit liability	(554)	(511)
Non-current portion of finance lease obligation	(518)
Current portion of accounts payable and accrued liabilities	$ 50,672	$ 60,438